Average Annual Total Returns (Short-Term Investment-Grade Portfolio Annuity)	Short-Term Investment-Grade Portfolio Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio 1/1/2014 - 12/31/2014	Barclays U.S. 1-5 Year Credit Bond Index Short-Term Investment-Grade Portfolio Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.76%	1.95%
Five Years	2.88%	3.42%
Ten Years	3.72%	4.10%